ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services (1)	Industrial Operations (1)	Total
Cash	$4	$45	$49
Total Consideration (2)	$4	$45	$49

(US$ MILLIONS)
Cash and cash equivalents	$2	$30	$32
Accounts receivable and other	1	75	76
Inventory	—	58	58
Equity accounted investments	—	1	1
Property, plant and equipment	2	187	189
Intangible assets	5	231	236
Goodwill	8	180	188
Deferred income tax assets	—	27	27
Financial assets	—	2	2
Accounts payable and other	(1)	(199)	(200)
Borrowings	—	(266)	(266)
Deferred income tax liabilities	—	(72)	(72)
Net assets acquired before non-controlling interest	17	254	271
Non-controlling interest (3) (4)	(13)	(209)	(222)
Net Assets Acquired	$4	$45	$49
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(1)	The initial fair values of all acquired assets, liabilities and goodwill for these acquisitions have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interest recognized on business combination, were measured at fair value for Business Services.

(4)	Non-controlling interest recognized on business combination, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services (1)	Industrial Operations	Energy (1)	Total
Cash	$198	$383	$12	$593
Contingent consideration	13	—	—	13
Total Consideration (2)	$211	$383	$12	$606

(US$ MILLIONS)
Cash and cash equivalents	$39	$296	$—	$335
Accounts receivable and other	1,248	978	—	2,226
Inventory	690	10	—	700
Equity accounted investments	122	90	—	212
Property, plant and equipment	264	200	39	503
Intangible assets	403	2,436	—	2,839
Goodwill	325	3	—	328
Deferred income tax assets	9	50	—	59
Financial assets	106	—	—	106
Other assets	—	65	—	65
Acquisition gain	—	—	(7)	(7)
Accounts payable and other	(1,885)	(227)	—	(2,112)
Borrowings	(210)	(1,468)	—	(1,678)
Deferred income tax liabilities	(58)	(729)	(2)	(789)
Net assets acquired before non-controlling interest	1,053	1,704	30	2,787
Non-controlling interest (3) (4)	(842)	(1,321)	(18)	(2,181)
Net Assets Acquired	$211	$383	$12	$606
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(1)	The initial fair values of all acquired assets, liabilities and goodwill for this acquisition have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interest recognized on business combinations, were measured at fair value for Business Services and Energy.

(4)	Non-controlling interest recognized on business combinations, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.